SCHEDULE I	12 Months Ended
Dec. 31, 2014
NOTES TO SCHEDULE 1 [Abstract]
SCHEDULE 1

SCHEDULE 1

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	At December 31,
	2013	2014
ASSETS
Current assets:
Cash and cash equivalents	$688	$14,369
Amounts due from subsidiaries	15,343	7,768
Prepaid expenses and other current assets	54	137
Total current assets	16,085	22,274

Investments in subsidiaries	398,324	334,201
Investments in an equity method investee	14,987	24,020
Acquired intangible assets, net	621	4,661
TOTAL ASSETS	430,017	385,156

LIABILITIES AND EQUITY
Current liabilities:
Short-term bank borrowing	$-	$10,000
Accrued expenses and other current liabilities	1,228	903
Amounts due to subsidiaries	146,213	152,150
Total liabilities	147,441	163,053
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 353,016,455 (2013: 411,474,516) shares issued and outstanding	$1	$1
Additional paid-in capital	63,001	63,046
Treasury Stock	(44,119)	(70,479)
Accumulated other comprehensive income	40,734	36,937
Retained earnings	222,959	192,598
Total equity	282,576	222,103
TOTAL LIABILITIES AND EQUITY	$430,017	$385,156

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2012	2013	2014
Operating expenses:
Research and development	$(944)	$1,017	$605
General and administrative	(2,190)	(1,626)	(2,515)
Selling and marketing	(48)	86	43
Total operating expenses	(3,182)	(523)	(1,867)
Loss from operations	(3,182)	(523)	(1,867)
Gain on disposal of subsidiaries	-	-	9,755
Interest income	-	1	1
(Loss) income before income taxes	(3,182)	(522)	7,889
Income tax expenses	(150)	-	-
Share of net income (loss) of subsidiaries, net of taxes	1,080	848	(38,266)
Share of net income (loss) of an equity method investee	50	(202)	16
Net (loss) income	$(2,202)	$124	$(30,361)

STATEMENTS OF COMPREHENSIVE INCOME
(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2012	2013	2014
Net (loss) income	(2,202)	124	(30,361)
Other comprehensive income (loss) , net of tax:
Change in cumulative foreign currency translation adjustments	3,162	4,983	(3,797)
Total comprehensive income (loss)	$960	$5,107	$(34,158)

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

					Accumulated
					other	Accumulated
	Ordinary shares		Additional	Treasury	comprehensive	retained
	Number	Amount	paid-in capital	Stock	income	earnings	Total

Balance at January 1, 2012	413,985,636	$1	$61,044	$(40,444)	$32,589	$225,037	$278,227
Repurchase of ordinary shares	(14,812,056)	-	-	(4,166)	-	-	(4,166)
Share-based compensation	-	-	1,465	-	-	-	1,465
Exercise of share-based awards	9,811,512	-	-	2,303	-	-	2,303
Foreign currency translation adjustments	-	-	-	-	3,162	-	3,162
Net loss	-	-	-	-	-	(2,202)	(2,202)
Balance at December 31, 2012	408,985,092	$1	$62,509	$(42,307)	$35,751	$222,835	$278,789
Repurchase of ordinary shares	(11,772,294)	-	-	(4,853)	-	-	(4,853)
Share-based compensation	-	-	492	-	-	-	492
Exercise of share-based awards	14,261,718	-	-	3,041	-	-	3,041
Foreign currency translation adjustments	-	-	-	-	4,983	-	4,983
Net income	-	-	-	-	-	124	124
Balance at December 31, 2013	411,474,516	$1	$63,001	$(44,119)	$40,734	$222,959	$282,576
Repurchase of ordinary shares	(70,774,015)	-	-	(28,902)	-	-	(28,902)
Share-based compensation	-	-	45	-	-	-	45
Exercise of share-based awards	12,315,954	-	-	2,542	-	-	2,542
Foreign currency translation adjustments	-	-	-	-	(3,797)	-	(3,797)
Net loss	-	-	-	-		(30,361)	(30,361)
Balance at December 31, 2014	353,016,455	$1	$63,046	$(70,479)	$36,937	$192,598	$222,103

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2012	2013	2014
Operating activities:
Net (loss) income	$(2,202)	$124	$(30,361)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of acquired intangible assets	-	33	1,021
Share-based compensation	1,465	492	45
Share of net (income) loss of subsidiaries	(1,080)	(848)	38,266
Share of net (income) loss of an equity method investee	(50)	202	(16)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	30	137	(84)
Accrued expenses and other current liabilities	1,462	(1,148)	(325)
Amounts due to subsidiaries	3,440	7,418	5,937
Cash provided by operating activities	3,065	6,410	14,483
Investing activities:
Dividend received from a subsidiary	-	-	22,060
Investment in an equity method investee	-	(3,712)	(9,016)
(Increase) decrease in amounts due from subsidiaries	(1,829)	(799)	7,575
Purchase of intangible assets	-	(654)	(5,061)
Cash (used in) provided by investing activities	(1,829)	(5,165)	15,558
Financing activities:
Repurchase of ordinary shares	(4,152)	(4,853)	(28,902)
Proceeds from exercise of stock options	2,289	3,041	2,542
Raise of short-term bank loan	-	-	10,000
Cash used in financing activities	(1,863)	(1,812)	(16,360)
(Decrease) increase in cash and cash equivalents	(627)	(567)	13,681

Cash and cash equivalents at the beginning of the year	1,882	1,255	688
Cash and cash equivalents at the end of the year	$1,255	$688	$14,369

NOTES TO SCHEDULE 1

1	Schedule 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which requires condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2013 and 2014, $134,571 and $113,505 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2012, 2013 and 2014.

2	Basis of preparation

The condensed financial information has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its subsidiaries.